For the three and nine months ended October 31, 2020, the Company issued a stock option to CEO and director T. Armes to acquire 500,000 shares of stock. The table below provides the significant estimates used that resulted in the Company determining the f (Details) - $ / shares
	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2021	Aug. 26, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	2174.00%		2181.00%	506.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 1.50		$ 2.11	$ 0.40
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice-0]	$ 2.05		$ 2.00	$ 0.37
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years		3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.46%	0.19%	0.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%		0.00%
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			2644.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 1.50
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice-0]			$ 1.17
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.36%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%